Quarterly Holdings Report
for
Fidelity® Series Canada Fund
January 31, 2026
SAD-NPRT1-0426
1.9883884.108
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 3.7%
Materials - 3.7%
Metals & Mining - 3.7%
Wheaton Precious Metals Corp	2,668,672	351,583,057
CANADA - 88.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Quebecor Inc Multiple Voting Shares	1,874,390	67,451,335
Consumer Discretionary - 6.8%
Broadline Retail - 3.1%
Dollarama Inc	2,162,279	291,395,143
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International Inc (f)	2,390,069	160,133,658
Specialty Retail - 1.9%
Aritzia Inc Subordinate Voting Shares (d)	590,416	46,538,647
Diversified Royalty Corp (e)	11,860,200	33,795,451
KITS Eyecare Ltd (d)	622,593	9,277,283
Pet Valu Holdings Ltd (e)	4,386,975	87,955,361
		177,566,742
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings Inc Subordinate Voting Shares (d)	568,132	6,892,770
TOTAL CONSUMER DISCRETIONARY		635,988,313
Consumer Staples - 7.2%
Beverages - 0.0%
GURU Organic Energy Corp (d)	1,047,534	4,192,751
Consumer Staples Distribution & Retail - 6.9%
Alimentation Couche-Tard Inc	7,210,530	375,128,664
Metro Inc/CN	3,043,714	202,049,946
North West Co Inc/The	1,718,379	61,344,988
		638,523,598
Personal Care Products - 0.3%
Jamieson Wellness Inc (b)(c)	1,285,647	32,715,947
TOTAL CONSUMER STAPLES		675,432,296
Energy - 16.9%
Energy Equipment & Services - 1.0%
Pason Systems Inc (e)	4,917,685	43,591,568
TerraVest Industries Inc	504,481	52,261,660
		95,853,228
Oil, Gas & Consumable Fuels - 15.9%
Cameco Corp	1,279,291	158,223,771
Canadian Natural Resources Ltd	13,752,087	511,341,508
Imperial Oil Ltd (f)	1,340,246	135,407,515
PrairieSky Royalty Ltd	9,008,080	196,085,258
South Bow Corp (f)	3,985,059	113,202,424
Suncor Energy Inc	7,139,061	377,335,013
		1,491,595,489
TOTAL ENERGY		1,587,448,717
Financials - 30.9%
Banks - 19.0%
Bank of Montreal (f)	3,490,900	475,238,228
National Bank of Canada	2,569,277	306,147,095
Royal Bank of Canada	2,794,226	465,249,454
Toronto Dominion Bank	5,810,134	543,015,939
		1,789,650,716
Capital Markets - 5.4%
Brookfield Asset Management Ltd Class A (f)	3,222,207	160,086,883
Brookfield Corp Class A	4,349,346	198,262,333
TMX Group Ltd	4,049,842	149,513,867
		507,863,083
Insurance - 6.5%
Definity Financial Corp	3,840,793	187,970,804
Intact Financial Corp	1,097,945	199,898,318
Sun Life Financial Inc (f)	3,604,382	227,118,552
		614,987,674
TOTAL FINANCIALS		2,912,501,473
Industrials - 8.1%
Commercial Services & Supplies - 0.7%
BOYD GROUP INC	427,595	70,081,428
Ground Transportation - 5.9%
Canadian National Railway Co	1,119,373	107,683,082
Canadian Pacific Kansas City Ltd	5,286,058	392,945,905
TFI International Inc	459,751	49,407,237
		550,036,224
Professional Services - 1.5%
Thomson Reuters Corp (f)	1,270,411	140,368,916
TOTAL INDUSTRIALS		760,486,568
Information Technology - 8.0%
IT Services - 4.8%
Shopify Inc Class A (d)	3,428,219	449,836,514
Software - 3.2%
ApplyBoard Inc (d)(g)(h)	10,248	49,498
ApplyBoard Inc non-voting shares (d)(g)(h)	2,527	12,205
Constellation Software Inc/Canada	143,834	265,449,336
Constellation Software Inc/Canada warrants 3/31/2040 (d)(h)	47,800	4
Dye & Durham Ltd (e)(f)	4,786,189	11,008,252
Lumine Group Inc Subordinate Voting Shares (c)(d)	1,905,688	31,391,754
		307,911,049
TOTAL INFORMATION TECHNOLOGY		757,747,563
Materials - 10.3%
Chemicals - 1.8%
Nutrien Ltd	2,484,436	171,054,144
Containers & Packaging - 0.9%
CCL Industries Inc Class A	142,400	8,581,753
CCL Industries Inc Class B	1,268,180	76,427,019
		85,008,772
Metals & Mining - 7.1%
Franco-Nevada Corp	2,133,861	499,501,968
G Mining Ventures Corp (d)	730,440	23,158,003
Hemlo Mining Corp (d)(e)	19,282,133	86,806,063
Minera Alamos Inc (d)	2,836,238	11,810,281
Minera Alamos Inc warrants (d)(g)	17,523,000	1,930,449
Triple Flag Precious Metals Corp	1,143,409	38,551,689
		661,758,453
Paper & Forest Products - 0.5%
Stella-Jones Inc	726,896	48,739,107
TOTAL MATERIALS		966,560,476
TOTAL CANADA		8,363,616,741
CHILE - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Lundin Mining Corp	5,467,226	137,920,327
UNITED STATES - 4.3%
Consumer Discretionary - 0.9%
Leisure Products - 0.9%
BRP Inc Subordinate Voting Shares	1,079,093	81,444,121
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Sunococorp LLC (f)	1,098,334	58,892,669
Industrials - 2.7%
Commercial Services & Supplies - 2.7%
GFL Environmental Inc Subordinate Voting Shares	5,949,032	255,542,086
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US warrants 2/15/2026 (d)	903,786	9,126,997
TOTAL UNITED STATES		405,005,873
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (d)	2,960,715	83,691,052
TOTAL COMMON STOCKS (Cost $6,352,239,569)		9,341,817,050

Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Cineplex Inc 7.75% 3/1/2030 (b) (Cost $5,267,249)	CAD	7,640,000	6,845,224

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (g)(h)	759	7,516,150
Valsoft Corp Series A-1.3 (g)(h)	269	2,663,826
Valsoft Corp Series A-1.4 (g)(h)	347	3,436,237

TOTAL CANADA		13,616,213
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,128,065)		13,616,213

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (d)(g)(h)	12,606	61,391
ApplyBoard Inc Series A2 (d)(g)(h)	9,868	48,255
ApplyBoard Inc Series A3 (d)(g)(h)	563	2,758
ApplyBoard Inc Series D (d)(g)(h)	27,521	280,714
ApplyBoard Inc Series SEED (d)(g)(h)	3,768	18,237

TOTAL CANADA		411,355
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,705,692)		411,355

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	16,285,739	16,288,996
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	708,843,641	708,914,526
TOTAL MONEY MARKET FUNDS (Cost $725,203,522)			725,203,522

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $7,103,544,097)	10,087,893,364
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(669,178,638)
NET ASSETS - 100.0%	9,418,714,726

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,561,171 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $64,107,701 or 0.7% of net assets.

(d)	Non-income producing.
(e)	Affiliated company.
(f)	Security or a portion of the security is on loan at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,019,720 or 0.2% of net assets.

(h)	Level 3 security.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/4/2021 - 6/30/2021	524,313

ApplyBoard Inc non-voting shares	6/30/2021	269,861

ApplyBoard Inc Series A1	6/4/2021	816,255

ApplyBoard Inc Series A2	6/4/2021	638,966

ApplyBoard Inc Series A3	6/4/2021	36,455

ApplyBoard Inc Series D	6/4/2021	2,970,033

ApplyBoard Inc Series SEED	6/4/2021	243,983

Minera Alamos Inc warrants	9/4/2025	739,456

Valsoft Corp Series A-1.2	3/14/2025	8,890,706

Valsoft Corp Series A-1.3	3/17/2025	2,670,328

Valsoft Corp Series A-1.4	3/17/2025	4,567,031

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,247,920	567,221,201	564,179,824	179,703	(301)	-	16,288,996	16,285,739	0.0%
Fidelity Securities Lending Cash Central Fund	288,791,439	2,195,949,237	1,775,859,375	914,585	33,225	-	708,914,526	708,843,641	2.2%
Total	302,039,359	2,763,170,438	2,340,039,199	1,094,288	32,924	-	725,203,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Diversified Royalty Corp	29,397,626	-	250,060	512,977	70,921	4,576,964	33,795,451	11,860,200
Dye & Durham Ltd	17,622,429	-	34,726	-	(37,437)	(6,542,014)	11,008,252	4,786,189
Hemlo Mining Corp	-	17,425,613	468,392	-	188,033	41,352,356	86,806,063	19,282,133
Pason Systems Inc	35,781,412	6,623,940	286,809	342,995	46,044	1,426,981	43,591,568	4,917,685
Pet Valu Holdings Ltd	76,708,624	27,830,860	608,785	278,752	87,533	(16,062,871)	87,955,361	4,386,975
Total	159,510,091	51,880,413	1,648,772	1,134,724	355,094	24,751,416	263,156,695

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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